17. PROPERTY, PLANT AND EQUIPMENT, NET (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	R$ 962.1	R$ 940.2
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	151.8	138.2
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	692.1	700.0
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	85.6	74.0
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	27.3	22.7
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	R$ 5.3	R$ 5.3